Income Taxes - Components of Federal and State Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current
Federal	$ 0	$ 0
State	0	0
Total current	0	0
Deferred
Federal	(3,157)	(2,727)
State	(803)	(583)
Total deferred	(3,960)	(3,310)
Valuation allowance	3,960	3,310
Total income tax expense	$ 0	$ 0